UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-8606

DWS Allocation Series

(Exact name of registrant as specified in charter)

Two International Place

Boston, MA 02110

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 08/31

Date of reporting period: 11/30/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of November 30, 2006 (Unaudited)

DWS Moderate Allocation Fund

	Shares	Value ($)

Equity Funds 62.2%
DWS Blue Chip Fund "Institutional"	666,625	15,552,365
DWS Capital Growth Fund "Institutional"	672	34,151
DWS Commodity Securities Fund "Institutional"	271,231	3,284,611
DWS Communications Fund "Institutional"	34,569	824,810
DWS Dreman Concentrated Value Fund "Institutional"	133,504	1,596,709
DWS Dreman High Return Equity Fund "Institutional"	50,261	2,553,275
DWS Dreman Mid Cap Value Fund "Institutional"	263,799	3,168,226
DWS Dreman Small Cap Value Fund "Institutional"	16,355	663,703
DWS Emerging Markets Equity Fund "S"	121,779	3,334,298
DWS Enhanced S&P 500 Index Fund "S"	181,284	2,556,105
DWS Equity 500 Index Fund "Institutional"	395,778	62,984,164
DWS Equity Partners Fund "Institutional"	369,515	11,691,452
DWS Europe Equity Fund "Institutional"	320,351	12,253,413
DWS Global Thematic Fund "S"	188,489	7,271,918
DWS Growth & Income Fund "Institutional"	554,495	13,391,049
DWS Health Care Fund "Institutional"	37,967	999,299
DWS International Fund "Institutional"	31,892	1,949,220
DWS International Select Equity Fund "Institutional"	158,183	2,111,745
DWS Japan Equity Fund "S"	27,320	473,725
DWS Large Cap Value Fund "Institutional"	742,767	18,153,221
DWS Large Company Growth Fund "Institutional"	210,423	5,725,608
DWS Micro Cap Fund "Institutional"	15,153	333,811
DWS RREEF Real Estate Securities Fund "Institutional"	101,936	2,906,194
DWS Small Cap Core Fund "S"	462,926	11,943,483
DWS Small Cap Growth Fund "Institutional"	85,006	2,193,152
DWS Small Cap Value Fund "S"	272,607	7,818,356
DWS Technology Fund "Institutional"	78,376	964,811

Total Equity Funds (Cost $165,164,706)		196,732,874
Fixed Income – Bond Funds 33.3%
DWS Core Fixed Income Fund "Institutional"	7,753,307	83,735,715
DWS Core Plus Income Fund "Institutional"	680	8,680
DWS GNMA Fund "S"	384	5,677
DWS High Income Fund "Institutional"	660,301	3,598,638
DWS High Income Plus Fund "Institutional"	739,660	5,717,570
DWS Inflation Protected Plus Fund "Institutional"	1,243,293	12,420,494
DWS Short Term Bond Fund "S"	752	7,484

Total Fixed Income - Bond Funds (Cost $105,046,515)		105,494,258
Fixed Income - Money Market Funds 4.6%
Cash Management QP Trust	14,467,752	14,467,752
DWS Money Market Prime Series	10,853	10,853
DWS Money Market Series "Institutional"	20,955	20,955

Total Fixed Income - Money Market Funds (Cost $14,499,560)		14,499,560

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 284,710,781)	100.1	316,726,692
Other Assets and Liabilities, Net	(0.1)	(330,977)

Net Assets	100.0	316,395,715

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Moderate Allocation Fund, a series of DWS Allocation Series

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	January 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Moderate Allocation Fund, a series of DWS Allocation Series

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	January 23, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 January 23, 2007